Tangible Assets And Assets Under Construction	12 Months Ended
Dec. 31, 2023
Property, plant and equipment [abstract]
Tangible Assets And Assets Under Construction

NOTE 10: TANGIBLE ASSETS AND ASSETS UNDER CONSTRUCTION

Tangible assets

Tangible assets consist of the following:

Tanker vessels, barges and pushboats	Cost	Accumulated Depreciation	Net Book Value
Balance January 1, 2021	$522,998	$(216,983)	$306,015
Additions	2,445	(20,315)	(17,870)
Impairment loss	(24,769)	5,373	(19,396)
Transfer from assets under construction	51,461	—	51,461
Balance December 31, 2021	$552,135	$(231,925)	$320,210
Additions	6,130	(20,998)	(14,868)
Impairment loss	(14,920)	12,457	(2,463)
Sale of vessel	(2,186)	—	(2,186)
Balance December 31, 2022	$541,159	$(240,466)	$300,693
Additions	14,265	(19,552)	(5,287)
Disposal of barges	(1,029)	506	(523)
Sale of vessel	(5,916)	1,121	(4,795)
Balance December 31, 2023	$548,479	$(258,391)	$290,088

Lease of liquid barges	Cost	Accumulated Depreciation	Net Book Value
Balance January 1, 2023	$—	$—	$—
Additions	4,664	(7)	4,657
Balance December 31, 2023	$4,664	$(7)	$4,657

Deferred dry dock and special survey costs	Cost	Accumulated Depreciation	Net Book Value
Balance January 1, 2021	$55,481	$(44,014)	$11,467
Additions	6,774	(4,122)	2,652
Balance December 31, 2021	$62,255	$(48,136)	$14,119
Additions	5,943	(4,356)	1,587
Impairment loss	(1,515)	783	(732)
Balance December 31, 2022	$66,683	$(51,709)	$14,974
Additions	8,775	(6,043)	2,732
Sale of vessel	(1,947)	1,213	(734)
Balance December 31, 2023	$73,511	$(56,539)	$16,972

Dry port terminals	Cost	Accumulated Depreciation	Net Book Value
Balance January 1, 2021	$225,554	$(41,023)	$184,531
Additions	1,510	(7,274)	(5,764)
Disposal	(130)	169	39
Transfers from assets under construction	3,803	—	3,803
Balance December 31, 2021	$230,737	$(48,128)	$182,609
Additions	604	(7,339)	(6,735)
Balance December 31, 2022	$231,341	$(55,467)	$175,874
Additions	2,099	(7,501)	(5,402)
Transfers from asset under construction	3,198	—	3,198
Balance December 31, 2023	$236,638	$(62,968)	$173,670

Oil storage plant and port facilities for liquid cargoes	Cost	Accumulated Depreciation	Net Book Value
Balance January 1, 2021	$29,190	$(13,078)	$16,112
Additions	10	(355)	(345)
Transfers from assets under construction	1,843	—	1,843
Balance December 31, 2021	$31,043	$(13,433)	$17,610
Additions	188	(396)	(208)
Balance December 31, 2022	$31,231	$(13,829)	$17,402
Additions	37	(415)	(378)
Balance December 31, 2023	$31,268	$(14,244)	$17,024

Other fixed assets	Cost	Accumulated Depreciation	Net Book Value
Balance January 1, 2021	$8,318	$(5,632)	$2,686
Additions	385	(491)	(106)
Balance December 31, 2021	$8,703	$(6,123)	$2,580
Additions	22	(207)	(185)
Disposals	(52)	—	(52)
Balance December 31, 2022	$8,673	$(6,330)	$2,343
Additions	1,625	(337)	1,288
Write-down	(33)	—	(33)
Balance December 31, 2023	$10,265	$(6,667)	$3,598

Total	Cost	Accumulated Depreciation	Net Book Value
Balance January 1, 2021	$841,541	$(320,730)	$520,811
Additions	11,124	(32,557)	(21,433)
Disposal	(130)	169	39
Impairment loss	(24,769)	5,373	(19,396)
Transfer from assets under construction	57,107	—	57,107
Balance December 31, 2021	$884,873	$(347,745)	$537,128
Additions	12,887	(33,296)	(20,409)
Impairment loss	(16,435)	13,240	(3,195)
Sale of vessel	(2,186)	—	(2,186)
Disposals	(52)	—	(52)
Balance December 31, 2022	$879,087	$(367,801)	$511,286
Additions	31,465	(33,855)	(2,390)
Disposal of barges	(1,029)	506	(523)
Sale of vessel	(7,863)	2,334	(5,529)
Transfers from asset under construction	3,198	—	3,198
Write-down	(33)	—	(33)
Balance December 31, 2023	$904,825	$(398,816)	$506,009

The total net book value of long-lived assets for vessels, including constructions in progress, amounted to $313,637 and $315,667 at December 31, 2023 and 2022, respectively.

Certain assets of the Company have been pledged as collateral for the 2025 Notes (Note 18) (as defined herein) and loan facilities. As of December 31, 2023, 2022 and 2021, the net book value of such assets was $135,011, $111,797, $118,438, respectively.

In August 2023, the Company completed the sale of the He Man H to an unrelated third party for a sale price of $4,450. The impairment loss amounted to $1,651, being the difference of vessel’s carrying value and fair value, recorded in the second quarter of 2023, and is included in the consolidated statements of profit/(loss) under the caption “Cost of sales.” The fair value was determined based on the agreed sale’s price.

In October 2022, the Company completed the sale of the Malva H to an unrelated third party for a sale price of $2,186. The impairment loss amounted to $778, being the difference of vessel’s carrying value and fair value, recorded in the third quarter of 2022, and is included in the consolidated statements of profit/(loss) under the caption “Cost of sales.” The fair value was determined based on the agreed sale’s price.

As of December 31, 2022, the Company recorded an impairment loss of $2,417 for certain barges, representing the difference between the fair value and the carrying value together with the carrying value of deferred drydock and special survey costs, if any, related to these barges, which is included in the consolidated statements of profit/(loss) under the caption “Cost of sales.” The fair value was determined based on the agreed or expected sale’s price.

No impairment loss was recognized on any of the Company’s tangible assets held and used as of December 31, 2023 and 2022, based on the results of our impairment analysis. See also Note 2(aa) “Significant accounting judgments, estimates and assumptions”.

As of December 31, 2021, after considering certain impairment indicators that affected the way the tanker vessels Malva H and Sara H were expected to be used, the Company performed an impairment assessment in accordance with its accounting policy (see Note 2(o)). The estimated recoverable amounts were lower than the respective carrying amounts of each vessel and, consequently, an aggregate impairment loss of $19,396 was recognized in the consolidated statement of profit/(loss) for the year ended December 31, 2021, under the caption “Cost of sales”, as illustrated below:

	As of and for the year ended December 31, 2021
Vessel	Initial carrying amount	Impairment loss	Net book value (fair value)
Malva H	$9,036	$(5,786)	$3,250
Sara H	$17,860	$(13,610)	$4,250

Since 2018, Navios Logistics has acquired approximately 9.0 hectares of undeveloped land located in Port Murtinho, Brazil, for a total cost of $1,580 which is included under the caption “Tangible assets” in its consolidated statement of financial position. Navios Logistics plans to develop this land for its port operations.

Assets under construction

Assets under construction	2023	2022
Barges	$1,920	$—
Port Terminals (including capitalized interest)	28,357	3,311
Transfers to tangible assets	(3,198)	—
Total	$27,079	$3,311

In September 2023, Navios Logistics entered into a five-year leasing contract for the construction of twelve barges to be delivered no later than the end of the first quarter of 2024 (the “Twelve Jumbo Barges”). Upon delivery of each barge, the Company will record an asset at an amount equal to the lease liability increased by the deposits paid for the construction of the Twelve Jumbo Barges (see Note 20 “Leases”). As of December 31, 2023, four of the barges under the Twelve Jumbo Barges contract were delivered and are presented under the caption "Tangible Assets" and $1,283 relating to the deposit paid for the remaining eight barges, is included under the caption “Assets under construction” in the consolidated statement of financial position.

In October 2023, Navios Logistics entered into a five-year leasing contract for the construction of six barges to be delivered no later than the end of the second quarter of 2024 (the “Six Jumbo Barges”). The contract for the Six Jumbo Barges have similar terms to terms of the lease contract for the Twelve Jumbo Barges. As of December 31, 2023, the Company paid an amount of $637 relating to the deposit for the construction of the six barges and is included under the caption “Assets under construction” in its consolidated statement of financial position. Upon delivery of each barge, the Company will record an asset at an amount equal to the lease liability increased by the deposits paid for the construction of the Six Jumbo Barges (see Note 25 “Commitments and Contingencies”).

During the second quarter of 2023, Navios Logistics completed the construction of a new iron ore stockpile area in its Iron Ore Port Terminal for a total cost of $3,198 that was transferred to “Tangible assets” in its consolidated statement of financial position. As of December 31, 2022, Navios Logistics has paid $1,907 for the construction of the new stockpile area in its Iron Ore Port Terminal, which is included under the caption “Assets under construction” in its consolidated statement of financial position.

As of December 31, 2023 and December 31, 2022, Navios Logistics has paid $888 and $807, respectively, for capitalized expenses for the development of its port operations in the Port Murtinho region of Brazil, which is included under the caption “Assets under construction” in its consolidated statement of financial position.

As of December 31, 2023 and December 31, 2022, Navios Logistics has paid $8,399 and $597, respectively, for the construction of a crane in the Iron Ore Port Terminal, which is included under the caption “Assets under construction” in its consolidated statement of financial position. Capitalized interest included under the caption “Assets under construction” for the construction of a crane was $494 as of December 31, 2023.

As of December 31, 2023, Navios Logistics has paid $12,578 for the development of a new liquid terminal in Nueva Palmira, which is included under the caption “Assets under construction” in its consolidated statement of financial position. Capitalized interest included under the caption “Assets under construction” for the development of a new liquid terminal in Nueva Palmira was $277 as of December 31, 2023.

As of December 31, 2023, Navios Logistics has paid $2,468 for the expansion of its infrastructure in its Iron Ore Port Terminal, which is included under the caption “Assets under construction” in its consolidated statement of financial position. Capitalized interest included under the caption “Assets under construction” for the Iron Ore Port Terminal expansion was $55 as of December 31, 2023.

During the first quarter of 2021, Navios Logistics completed the construction of six liquid barges. As of December 31, 2021, a total of $19,501 was transferred to “Tangible assets” in its consolidated statement of financial position of which capitalized interest amounted to $1,062.

During the first quarter of 2021, Navios Logistics completed the construction of two new tanks in the liquid port terminal in San Antonio. As of December 31, 2021, a total of $1,843 was transferred to “Tangible assets” in its consolidated statement of financial position.

On March 22, 2021, Navios Logistics completed the acquisition of a purchase agreement with an unrelated third party for the acquisition of three pushboats and 18 tank barges (the “2020 Fleet”), for a purchase price of $30,000. As of December 31, 2021, a total of $31,960 was transferred to “Tangible assets” in its consolidated statement of financial position.

During the second quarter of 2021, Navios Logistics completed the installation of a crane in the Grain Port Terminal. As of December 31, 2021, a total of $3,803 was transferred to “Tangible assets” in its consolidated statement of financial position.